NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,254 shares (cost $184,440)	$255,426
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,289 shares (cost $63,558)	100,886
Emerging Markets Debt Portfolio - Class I (MSEM)
2,619 shares (cost $21,244)	21,525
U.S. Real Estate Portfolio - Class I (MSVRE)
5,067 shares (cost $50,604)	79,752
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
58 shares (cost $1,064)	1,134
NVIT International Equity Fund - Class III (GIG3)
323 shares (cost $2,905)	3,477
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,267 shares (cost $13,901)	14,445
NVIT Core Bond Fund - Class I (NVCBD1)
228 shares (cost $2,474)	2,438
NVIT Nationwide Fund - Class I (TRF)
607,982 shares (cost $6,200,911)	8,019,280
NVIT Government Bond Fund - Class I (GBF)
81,772 shares (cost $951,287)	883,141
American Century NVIT Growth Fund - Class I (CAF)
154,582 shares (cost $1,651,516)	3,108,648
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,441 shares (cost $60,238)	80,638
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,128 shares (cost $21,439)	22,451
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
9,761 shares (cost $114,507)	126,112
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
22,293 shares (cost $221,420)	299,613
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,575 shares (cost $67,576)	77,524
NVIT Money Market Fund - Class I (SAM)
252,180 shares (cost $252,180)	252,180
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
755 shares (cost $7,228)	9,106
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,290 shares (cost $12,199)	16,949
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
3,106 shares (cost $28,496)	37,018
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
356 shares (cost $4,513)	4,901
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
140 shares (cost $1,487)	1,857
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
15,690 shares (cost $160,803)	257,947
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,360 shares (cost $82,510)	147,620
NVIT Large Cap Growth Fund - Class I (NVOLG1)
172 shares (cost $3,289)	4,045
NVIT Real Estate Fund - Class I (NVRE1)
372 shares (cost $3,492)	3,312
VP Balanced Fund - Class I (ACVB)
26,722 shares (cost $166,201)	215,912

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Capital Appreciation Fund - Class I (ACVCA)
6,985 shares (cost $86,386)	127,677
VP Income & Growth Fund - Class I (ACVIG)
2,394 shares (cost $12,549)	21,957
VP International Fund - Class I (ACVI)
3,822 shares (cost $28,825)	41,043
VP Ultra(R) Fund - Class I (ACVU1)
70 shares (cost $655)	1,036
VP Value Fund - Class I (ACVV)
18,611 shares (cost $109,339)	157,260
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,428 shares (cost $17,969)	26,560
Appreciation Portfolio - Initial Shares (DCAP)
201 shares (cost $6,839)	9,623
Growth and Income Portfolio - Initial Shares (DGI)
885 shares (cost $17,490)	26,492
Quality Bond Fund II - Primary Shares (FQB)
1,935 shares (cost $21,956)	22,113
Equity-Income Portfolio - Initial Class (FEIP)
10,077 shares (cost $200,698)	234,688
High Income Portfolio - Initial Class (FHIP)
6,503 shares (cost $34,573)	37,716
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,885 shares (cost $26,284)	32,499
VIP Contrafund(R) Portfolio - Initial Class (FCP)
15,298 shares (cost $368,297)	525,488
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
530 shares (cost $10,845)	15,874
VIP Growth Portfolio - Initial Class (FGP)
6,390 shares (cost $220,513)	365,102
VIP Overseas Portfolio - Initial Class (FOP)
3,484 shares (cost $53,824)	71,916
VIP Value Strategies Portfolio - Service Class (FVSS)
1,303 shares (cost $11,249)	18,687
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,392 shares (cost $15,718)	15,007
Balanced Portfolio - I Class Shares (AMBP)
45,176 shares (cost $431,555)	613,936
Growth Portfolio - I Class Shares (AMTG)
6,634 shares (cost $106,387)	182,904
Guardian Portfolio - I Class Shares (AMGP)
928 shares (cost $16,964)	24,756
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,615 shares (cost $29,088)	39,337
Capital Income Fund/VA - Non-Service Shares (OVMS)
822 shares (cost $9,637)	11,382
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,111 shares (cost $75,719)	122,186
Core Bond Fund/VA - Non-Service Shares (OVB)
2,642 shares (cost $22,058)	20,684
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,304 shares (cost $111,420)	175,867
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
3,641 shares (cost $40,585)	38,598
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
7,823 shares (cost $91,420)	116,569
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2,234 shares (cost $74,830)	70,130

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Advantage VT Discovery Fund (SVDF)
2,450 shares (cost $52,367)	86,241
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,448 shares (cost $89,206)	142,471

Total Investments	$17,443,136

Other Accounts Receivable	38
Accounts Receivable-American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	11
Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	3
Accounts Receivable-NVIT Core Bond Fund - Class I (NVCBD1)	6
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	2,627
Accounts Receivable-NVIT Large Cap Growth Fund - Class I (NVOLG1)	6
Accounts Receivable-NVIT Real Estate Fund - Class I (NVRE1)	2
Accounts Receivable-Small Cap Stock Index Portfolio - Service Shares (DVSCS)	11
Accounts Receivable-Appreciation Portfolio - Initial Shares (DCAP)	11
Accounts Receivable-Quality Bond Fund II - Primary Shares (FQB)	6
Accounts Receivable-VIP Asset Manager Portfolio - Initial Class (FAMP)	10
Accounts Receivable-VIP Growth Opportunities Portfolio - Initial Class (FGOP)	8
Accounts Receivable-VIP Value Strategies Portfolio - Service Class (FVSS)	14
Accounts Receivable-Short Duration Bond Portfolio - I Class Shares (AMTB)	6
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	23

Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(6)
Accounts Payable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(5)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(7)
Accounts Payable-VP Income & Growth Fund - Class I (ACVIG)	(8)
Accounts Payable-VP International Fund - Class I (ACVI)	(17)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(6)
Accounts Payable-Growth and Income Portfolio - Initial Shares (DGI)	(7)
Accounts Payable-Balanced Portfolio - I Class Shares (AMBP)	(1,069)
Accounts Payable-Capital Income Fund/VA - Non-Service Shares (OVMS)	(6)
Accounts Payable-Core Bond Fund/VA - Non-Service Shares (OVB)	(7)

$17,444,780

Contract Owners’ Equity:
Accumulation units	17,444,780

Total Contract Owners’ Equity (note 8)	$17,444,780

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSIF	DSRG	MSEM	MSVRE	NVAMV1	GIG3	NVNMO1
Reinvested dividends	$189,531	4,472	1,124	950	889	19	18	127
Asset charges (note 3)	(104,604)	(1,558)	(579)	(132)	(607)	(2)	(14)	(11)

Net investment income (loss)	84,927	2,914	545	818	282	17	4	116

Realized gain (loss) on investments	200,315	3,542	5,684	186	17,268	-	46	2
Change in unrealized gain (loss) on investments	3,377,405	56,424	20,397	(3,611)	(11,536)	70	537	544

Net gain (loss) on investments	3,577,720	59,966	26,081	(3,425)	5,732	70	583	546

Reinvested capital gains	47,415	2,760	-	291	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,710,062	65,640	26,626	(2,316)	6,014	107	587	662

Investment Activity:	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA

Reinvested dividends	$64	97,925	18,248	19,226	1,201	410	2,021	4,715
Asset charges (note 3)	(13)	(47,858)	(5,829)	(18,460)	(456)	(278)	(1,161)	(1,889)

Net investment income (loss)	51	50,067	12,419	766	745	132	860	2,826

Realized gain (loss) on investments	1	31,761	(3,091)	36,686	2,160	2,645	26,966	(2,322)
Change in unrealized gain (loss) on investments	(96)	1,861,176	(64,200)	679,683	11,699	(1,974)	(1,670)	51,980

Net gain (loss) on investments	(95)	1,892,937	(67,291)	716,369	13,859	671	25,296	49,658

Reinvested capital gains	26	-	10,614	-	-	576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18)	1,943,004	(44,258)	717,135	14,604	1,379	26,156	52,484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMC	SAM	NVMIG3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF
Reinvested dividends	$1,298	-	106	116	466	-	20	1,893
Asset charges (note 3)	(347)	(1,655)	(45)	(114)	(232)	(11)	(11)	(1,349)

Net investment income (loss)	951	(1,655)	61	2	234	(11)	9	544

Realized gain (loss) on investments	34	-	91	458	323	17	15	5,962
Change in unrealized gain (loss) on investments	4,724	-	1,245	2,684	6,687	351	283	73,317

Net gain (loss) on investments	4,758	-	1,336	3,142	7,010	368	298	79,279

Reinvested capital gains	869	-	-	1,054	1,650	102	77	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,578	(1,655)	1,397	4,198	8,894	459	384	79,823

Investment Activity:	SCF	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG	ACVI	ACVU1
Reinvested dividends	$181	28	51	3,359	-	437	686	7
Asset charges (note 3)	(796)	(8)	(8)	(1,340)	(805)	(161)	(247)	(9)

Net investment income (loss)	(615)	20	43	2,019	(805)	276	439	(2)

Realized gain (loss) on investments	539	13	(1)	2,146	1,709	1,872	2,751	161
Change in unrealized gain (loss) on investments	43,645	755	(180)	24,428	24,893	3,867	4,704	190

Net gain (loss) on investments	44,184	768	(181)	26,574	26,602	5,739	7,455	351

Reinvested capital gains	-	-	243	4,153	4,353	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,569	788	105	32,746	30,150	6,015	7,894	349

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVV	DVSCS	DCAP	DGI	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$2,563	265	178	205	970	5,488	2,178	490
Asset charges (note 3)	(881)	(175)	(72)	(129)	(141)	(1,300)	(228)	(216)

Net investment income (loss)	1,682	90	106	76	829	4,188	1,950	274

Realized gain (loss) on investments	(2,424)	5,257	117	1	34	(2,410)	1,274	457
Change in unrealized gain (loss) on investments	44,056	2,165	1,446	6,808	(784)	35,968	(1,267)	3,549

Net gain (loss) on investments	41,632	7,422	1,563	6,809	(750)	33,558	7	4,006

Reinvested capital gains	-	326	22	-	-	14,526	-	76

Net increase (decrease) in contract owners’ equity resulting from operations	$43,314	7,838	1,691	6,885	79	52,272	1,957	4,356

Investment Activity:	FCP	FGOP	FGP	FOP	FVSS	AMTB	AMBP	AMTG

Reinvested dividends	$5,129	44	937	888	142	376	-	-
Asset charges (note 3)	(2,963)	(96)	(1,982)	(415)	(136)	(130)	(3,723)	(927)

Net investment income (loss)	2,166	(52)	(1,045)	473	6	246	(3,723)	(927)

Realized gain (loss) on investments	38	2,544	7,370	2,588	853	(364)	12,725	7,403
Change in unrealized gain (loss) on investments	131,656	1,964	90,398	14,205	3,745	95	86,969	37,885

Net gain (loss) on investments	131,694	4,508	97,768	16,793	4,598	(269)	99,694	45,288

Reinvested capital gains	137	7	223	244	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$133,997	4,463	96,946	17,510	4,604	(23)	95,971	44,361

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	AMGP	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM
Reinvested dividends	$180	607	299	1,094	1,311	2,345	914	1,964
Asset charges (note 3)	(130)	(239)	(73)	(815)	(142)	(1,038)	(255)	(730)

Net investment income (loss)	50	368	226	279	1,169	1,307	659	1,234

Realized gain (loss) on investments	395	6,435	(609)	5,735	(2,618)	(571)	3,046	7,970
Change in unrealized gain (loss) on investments	5,436	5,125	2,120	24,591	1,213	38,378	(8,380)	2,087

Net gain (loss) on investments	5,831	11,560	1,511	30,326	(1,405)	37,807	(5,334)	10,057

Reinvested capital gains	1,141	-	-	-	-	-	7	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,022	11,928	1,737	30,605	(236)	39,114	(4,668)	11,291

Investment Activity:	VWHA	SVDF	SVOF
Reinvested dividends	$636	5	266
Asset charges (note 3)	(450)	(462)	(771)

Net investment income (loss)	186	(457)	(505)

Realized gain (loss) on investments	(205)	7,491	159
Change in unrealized gain (loss) on investments	4,792	17,689	34,480

Net gain (loss) on investments	4,587	25,180	34,639

Reinvested capital gains	1,818	2,100	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,591	26,823	34,134

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		DSRG		MSEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$84,927	88,520	2,914	3,355	545	121	818	1,333
Realized gain (loss) on investments	200,315	(197,844)	3,542	(2,784)	5,684	2,950	186	4,926
Change in unrealized gain (loss) on investments	3,377,405	1,927,733	56,424	20,988	20,397	5,762	(3,611)	1,454
Reinvested capital gains	47,415	89,070	2,760	12,738	-	-	291	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,710,062	1,907,479	65,640	34,297	26,626	8,833	(2,316)	7,713

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,193,332	1,315,055	14,120	13,703	7,933	6,959	555	1,675
Transfers between funds	-	-	(162)	(112)	(1,948)	(45)	(688)	(5,290)
Surrenders (note 6)	(1,504,098)	(1,734,263)	(34,555)	(8,902)	(24,528)	(2,097)	-	(28,904)
Death Benefits (note 4)	(112,047)	(746,001)	(11,206)	(39,045)	-	-	-	-
Net policy repayments (loans) (note 5)	404,867	409,563	16,933	5,719	19,659	(3,711)	(809)	(4)
Deductions for surrender charges (note 2d)	-	(15)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,523,086)	(1,672,200)	(17,965)	(20,779)	(7,327)	(7,800)	(638)	(1,352)
Adjustments to maintain reserves	3,922	1,335	3	(8)	19	(15)	3	(2)

Net equity transactions	(1,537,110)	(2,426,526)	(32,832)	(49,424)	(6,192)	(6,709)	(1,577)	(33,877)

Net change in contract owners’ equity	2,172,952	(519,047)	32,808	(15,127)	20,434	2,124	(3,893)	(26,164)
Contract owners’ equity beginning of period	15,271,828	15,790,875	222,618	237,745	80,464	78,340	25,413	51,577

Contract owners’ equity end of period	$17,444,780	15,271,828	255,426	222,618	100,898	80,464	21,520	25,413

CHANGES IN UNITS:
Beginning units	775,157	905,305	10,933	14,226	4,736	4,984	890	2,133
Units purchased	114,611	111,326	1,355	1,156	1,018	1,139	22	66
Units redeemed	(157,082)	(241,474)	(2,532)	(4,449)	(1,250)	(1,387)	(76)	(1,309)

Ending units	732,686	775,157	9,756	10,933	4,504	4,736	836	890

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		NVAMV1		GIG3		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$282	300	17	-	4	(1)	116	(7)
Realized gain (loss) on investments	17,268	4,032	-	-	46	(18)	2	243
Change in unrealized gain (loss) on investments	(11,536)	12,307	70	-	537	198	544	(105)
Reinvested capital gains	-	-	20	-	-	-	-	152

Net increase (decrease) in contract owners’ equity resulting from operations	6,014	16,639	107	-	587	179	662	283

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,745	5,592	-	-	-	-	141	-
Transfers between funds	3,538	(10,917)	1,032	-	2,252	-	13,881	(2,198)
Surrenders (note 6)	(39,689)	(10,140)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(573)	6,451	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,026)	(6,840)	(5)	-	(515)	(467)	(238)	(14)
Adjustments to maintain reserves	(10)	(2)	11	-	-	3	-	5

Net equity transactions	(37,015)	(15,856)	1,038	-	1,737	(464)	13,784	(2,207)

Net change in contract owners’ equity	(31,001)	783	1,145	-	2,324	(285)	14,446	(1,924)
Contract owners’ equity beginning of period	110,766	109,983	-	-	1,156	1,441	-	1,924

Contract owners’ equity end of period	$79,765	110,766	1,145	-	3,480	1,156	14,446	-

CHANGES IN UNITS:
Beginning units	3,078	3,551	-	-	142	203	-	242
Units purchased	617	218	54	-	279	-	1,110	-
Units redeemed	(1,590)	(691)	-	-	(60)	(61)	(19)	(242)

Ending units	2,105	3,078	54	-	361	142	1,091	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCBD1		TRF		GBF		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$51	26	50,067	49,381	12,419	16,072	766	(3,449)
Realized gain (loss) on investments	1	1	31,761	(196,047)	(3,091)	(3,032)	36,686	14,659
Change in unrealized gain (loss) on investments	(96)	42	1,861,176	1,019,505	(64,200)	(22,031)	679,683	320,964
Reinvested capital gains	26	8	-	-	10,614	34,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18)	77	1,943,004	872,839	(44,258)	25,839	717,135	332,174

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	98	94	516,787	611,304	85,309	75,171	237,785	260,565
Transfers between funds	1,180	-	(145,484)	(45,332)	2,473	421	-	(42,468)
Surrenders (note 6)	-	-	(440,367)	(598,998)	(54,525)	(120,966)	(164,146)	(248,947)
Death Benefits (note 4)	-	-	(43,699)	(356,564)	(1,933)	(175)	(7,541)	(108,163)
Net policy repayments (loans) (note 5)	-	-	133,796	214,667	(9,363)	16,401	68,305	117,102
Deductions for surrender charges (note 2d)	-	-	-	(7)	-	-	-	(8)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(69)	(56)	(672,075)	(747,808)	(104,815)	(114,271)	(283,552)	(304,802)
Adjustments to maintain reserves	10	1	666	386	(2)	23	25	26

Net equity transactions	1,219	39	(650,376)	(922,352)	(82,856)	(143,396)	(149,124)	(326,695)

Net change in contract owners’ equity	1,201	116	1,292,628	(49,513)	(127,114)	(117,557)	568,011	5,479
Contract owners’ equity beginning of period	1,243	1,127	6,729,279	6,778,792	1,010,266	1,127,823	2,540,634	2,535,155

Contract owners’ equity end of period	$2,444	1,243	8,021,907	6,729,279	883,152	1,010,266	3,108,645	2,540,634

CHANGES IN UNITS:
Beginning units	97	94	330,374	380,598	49,393	56,557	135,127	152,852
Units purchased	104	8	47,298	45,095	5,349	4,370	16,236	18,738
Units redeemed	(5)	(5)	(58,358)	(95,319)	(8,847)	(11,534)	(21,818)	(36,463)

Ending units	196	97	319,314	330,374	45,895	49,393	129,545	135,127

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDA		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$745	396	132	346	860	2,089	2,826	2,296
Realized gain (loss) on investments	2,160	1,378	2,645	505	26,966	(482)	(2,322)	(3,433)
Change in unrealized gain (loss) on investments	11,699	5,764	(1,974)	205	(1,670)	15,978	51,980	29,437
Reinvested capital gains	-	-	576	500	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,604	7,538	1,379	1,556	26,156	17,585	52,484	28,300

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,453	6,525	3,008	3,203	8,717	6,488	22,763	20,698
Transfers between funds	12,861	(7,106)	-	-	133,563	7,144	10,112	5,147
Surrenders (note 6)	-	-	(24,660)	-	(224,356)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,147)	24	9,035	-	-	55	(5,378)	30
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,139)	(5,712)	(3,016)	(3,693)	(11,161)	(11,340)	(25,638)	(23,567)
Adjustments to maintain reserves	3,336	(5)	(11)	13	(7)	7	11	10

Net equity transactions	15,364	(6,274)	(15,644)	(477)	(93,244)	2,354	1,870	2,318

Net change in contract owners’ equity	29,968	1,264	(14,265)	1,079	(67,088)	19,939	54,354	30,618
Contract owners’ equity beginning of period	50,671	49,407	36,710	35,631	193,200	173,261	245,274	214,656

Contract owners’ equity end of period	$80,639	50,671	22,445	36,710	126,112	193,200	299,628	245,274

CHANGES IN UNITS:
Beginning units	3,188	3,568	2,599	2,632	12,312	12,155	15,385	15,202
Units purchased	1,285	475	235	265	8,640	919	2,866	1,817
Units redeemed	(438)	(855)	(1,306)	(298)	(13,959)	(762)	(2,831)	(1,634)

Ending units	4,035	3,188	1,528	2,599	6,993	12,312	15,420	15,385

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		SAM		NVMIG3		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$951	794	(1,655)	(1,473)	61	(8)	2	(73)
Realized gain (loss) on investments	34	2	-	-	91	33	458	1,806
Change in unrealized gain (loss) on investments	4,724	3,472	-	-	1,245	520	2,684	1,127
Reinvested capital gains	869	266	-	-	-	-	1,054	564

Net increase (decrease) in contract owners’ equity resulting from operations	6,578	4,534	(1,655)	(1,473)	1,397	545	4,198	3,424

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,262	2,262	20,699	17,086	466	423	687	774
Transfers between funds	5,378	-	(16,342)	183,482	4,023	-	984	(9,994)
Surrenders (note 6)	-	-	(37,103)	(151,666)	-	-	(1,154)	-
Death Benefits (note 4)	-	-	-	(11,611)	-	-	-	-
Net policy repayments (loans) (note 5)	200	1,020	16,767	22,777	-	-	(127)	17
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,489)	(2,325)	(24,602)	(29,576)	(835)	(729)	(962)	(995)
Adjustments to maintain reserves	7	(5)	-	(13)	(4)	-	(1)	(3)

Net equity transactions	5,358	952	(40,581)	30,479	3,650	(306)	(573)	(10,201)

Net change in contract owners’ equity	11,936	5,486	(42,236)	29,006	5,047	239	3,625	(6,777)
Contract owners’ equity beginning of period	65,589	60,103	294,414	265,408	4,057	3,818	13,322	20,099

Contract owners’ equity end of period	$77,525	65,589	252,178	294,414	9,104	4,057	16,947	13,322

CHANGES IN UNITS:
Beginning units	4,222	4,159	23,746	20,866	420	454	1,283	2,224
Units purchased	523	287	2,376	11,492	439	47	145	86
Units redeemed	(206)	(224)	(5,101)	(8,612)	(80)	(81)	(207)	(1,027)

Ending units	4,539	4,222	21,021	23,746	779	420	1,221	1,283

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV1		NVMMG1		NVMMV2		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$234	55	(11)	(25)	9	4	544	537
Realized gain (loss) on investments	323	1,398	17	931	15	6	5,962	(7,287)
Change in unrealized gain (loss) on investments	6,687	5,830	351	(617)	283	30	73,317	49,966
Reinvested capital gains	1,650	-	102	542	77	92	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,894	7,283	459	831	384	132	79,823	43,216

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,621	2,546	50	57	60	66	6,698	6,077
Transfers between funds	3,392	(5,050)	3,582	(5,129)	472	-	16,104	(2,443)
Surrenders (note 6)	(2,681)	(21,822)	-	-	-	-	(57,084)	(57,173)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,998	583	-	-	-	-	13,429	5,179
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,177)	(2,607)	(55)	(72)	(56)	(43)	(16,916)	(17,290)
Adjustments to maintain reserves	(4)	4	(9)	2	(3)	(2)	26	6

Net equity transactions	3,149	(26,346)	3,568	(5,142)	473	21	(37,743)	(65,644)

Net change in contract owners’ equity	12,043	(19,063)	4,027	(4,311)	857	153	42,080	(22,428)
Contract owners’ equity beginning of period	24,970	44,033	869	5,180	993	840	215,893	238,321

Contract owners’ equity end of period	$37,013	24,970	4,896	869	1,850	993	257,973	215,893

CHANGES IN UNITS:
Beginning units	2,184	4,493	81	545	86	84	11,580	15,492
Units purchased	462	347	255	6	37	6	968	481
Units redeemed	(238)	(2,656)	(5)	(470)	(4)	(4)	(2,806)	(4,393)

Ending units	2,408	2,184	331	81	119	86	9,742	11,580

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF		NVOLG1		NVRE1		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(615)	(588)	20	17	43	(153)	2,019	3,018
Realized gain (loss) on investments	539	(14,797)	13	(143)	(1)	13,965	2,146	(428)
Change in unrealized gain (loss) on investments	43,645	32,456	755	1	(180)	(9,757)	24,428	20,484
Reinvested capital gains	-	-	-	-	243	6,166	4,153	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,569	17,071	788	(125)	105	10,221	32,746	23,074

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,400	8,261	-	-	-	1,828	17,579	20,649
Transfers between funds	(2,561)	28	3,284	(5,207)	3,224	(10,959)	5	3,140
Surrenders (note 6)	(9,789)	(15,139)	-	-	-	(60,311)	(43,681)	(17,634)
Death Benefits (note 4)	-	(12,205)	-	-	-	-	-	(5,410)
Net policy repayments (loans) (note 5)	11,736	(11,182)	-	-	-	-	32,538	(1,341)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,094)	(10,792)	(19)	(32)	(17)	(1,556)	(28,630)	(32,524)
Adjustments to maintain reserves	(13)	(10)	(2)	1,019	2	3	(22)	(8)

Net equity transactions	(3,321)	(41,039)	3,263	(4,220)	3,209	(70,995)	(22,211)	(33,128)

Net change in contract owners’ equity	40,248	(23,968)	4,051	(4,345)	3,314	(60,774)	10,535	(10,054)
Contract owners’ equity beginning of period	107,364	131,332	-	4,345	-	60,774	205,353	215,407

Contract owners’ equity end of period	$147,612	107,364	4,051	-	3,314	-	215,888	205,353

CHANGES IN UNITS:
Beginning units	4,467	6,491	-	317	-	6,043	9,845	11,448
Units purchased	702	411	185	-	280	166	932	1,700
Units redeemed	(565)	(2,435)	(1)	(317)	(1)	(6,209)	(1,746)	(3,303)

Ending units	4,604	4,467	184	-	279	-	9,031	9,845

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVI		ACVU1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(805)	(948)	276	257	439	204	(2)	(12)
Realized gain (loss) on investments	1,709	9,276	1,872	245	2,751	(7,894)	161	75
Change in unrealized gain (loss) on investments	24,893	3,640	3,867	2,118	4,704	17,421	190	138
Reinvested capital gains	4,353	9,339	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,150	21,307	6,015	2,620	7,894	9,731	349	201

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,948	8,115	1,688	1,977	3,068	3,340	-	-
Transfers between funds	(4,457)	8,234	-	591	(769)	665	-	-
Surrenders (note 6)	(4,731)	(15,350)	(6,472)	(6,749)	(18,861)	(13,356)	-	-
Death Benefits (note 4)	-	(50,474)	-	-	-	(22,803)	-	-
Net policy repayments (loans) (note 5)	7,331	(116)	4,271	4,841	15,384	705	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,262)	(11,655)	(2,937)	(3,228)	(4,245)	(7,075)	(606)	(547)
Adjustments to maintain reserves	(22)	16	(11)	10	(25)	4	(9)	7

Net equity transactions	(3,193)	(61,230)	(3,461)	(2,558)	(5,448)	(38,520)	(615)	(540)

Net change in contract owners’ equity	26,957	(39,923)	2,554	62	2,446	(28,789)	(266)	(339)
Contract owners’ equity beginning of period	100,695	140,618	19,395	19,333	38,580	67,369	1,296	1,635

Contract owners’ equity end of period	$127,652	100,695	21,949	19,395	41,026	38,580	1,030	1,296

CHANGES IN UNITS:
Beginning units	3,449	6,375	1,372	1,555	2,072	4,714	101	144
Units purchased	381	853	152	290	205	383	-	-
Units redeemed	(396)	(3,779)	(372)	(473)	(461)	(3,025)	(42)	(43)

Ending units	3,434	3,449	1,152	1,372	1,816	2,072	59	101

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVV		DVSCS		DCAP		DGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,682	2,197	90	(62)	106	301	76	119
Realized gain (loss) on investments	(2,424)	(11,401)	5,257	2,926	117	301	1	(60)
Change in unrealized gain (loss) on investments	44,056	31,866	2,165	(337)	1,446	609	6,808	2,629
Reinvested capital gains	-	-	326	844	22	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,314	22,662	7,838	3,371	1,691	1,211	6,885	2,688

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,138	10,558	1,427	1,464	1,122	1,175	2,228	1,867
Transfers between funds	(3,518)	(101)	4,817	(4,220)	(6)	2,213	-	-
Surrenders (note 6)	(24,761)	(26,986)	(5,665)	-	-	(3,809)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,667)	(3,639)	(959)	817	-	(468)	16	20
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,121)	(15,233)	(2,471)	(1,917)	(1,952)	(1,827)	(1,399)	(1,268)
Adjustments to maintain reserves	(1)	10	5	(5)	16	(1)	(7)	4

Net equity transactions	(37,930)	(35,391)	(2,846)	(3,861)	(820)	(2,717)	838	623

Net change in contract owners’ equity	5,384	(12,729)	4,992	(490)	871	(1,506)	7,723	3,311
Contract owners’ equity beginning of period	151,885	164,614	21,579	22,069	8,763	10,269	18,762	15,451

Contract owners’ equity end of period	$157,269	151,885	26,571	21,579	9,634	8,763	26,485	18,762

CHANGES IN UNITS:
Beginning units	8,721	10,843	1,177	1,377	450	577	1,331	1,099
Units purchased	574	702	351	151	54	178	137	1,184
Units redeemed	(2,435)	(2,824)	(491)	(351)	(92)	(305)	(86)	(952)

Ending units	6,860	8,721	1,037	1,177	412	450	1,382	1,331

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$829	2,595	4,188	4,690	1,950	1,908	274	306
Realized gain (loss) on investments	34	3,480	(2,410)	(12,002)	1,274	(35)	457	186
Change in unrealized gain (loss) on investments	(784)	(1,429)	35,968	25,585	(1,267)	2,744	3,549	1,944
Reinvested capital gains	-	-	14,526	12,198	-	-	76	221

Net increase (decrease) in contract owners’ equity resulting from operations	79	4,646	52,272	30,471	1,957	4,617	4,356	2,657

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	938	1,107	11,497	12,016	2,959	1,957	1,837	1,647
Transfers between funds	1,320	(162)	(1,629)	(12,871)	(1,206)	4	(1,190)	7,201
Surrenders (note 6)	-	(2,153)	-	(12,237)	-	-	-	-
Death Benefits (note 4)	-	(45,744)	(11,597)	-	(336)	-	-	-
Net policy repayments (loans) (note 5)	(1,562)	52	5,651	(3,953)	(313)	183	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,669)	(3,957)	(15,963)	(16,197)	(3,238)	(3,490)	(2,844)	(2,826)
Adjustments to maintain reserves	8	-	(10)	(15)	(22)	43	26	(41)

Net equity transactions	(965)	(50,857)	(12,051)	(33,257)	(2,156)	(1,303)	(2,171)	5,981

Net change in contract owners’ equity	(886)	(46,211)	40,221	(2,786)	(199)	3,314	2,185	8,638
Contract owners’ equity beginning of period	23,005	69,216	194,440	197,226	37,922	34,608	30,324	21,686

Contract owners’ equity end of period	$22,119	23,005	234,661	194,440	37,723	37,922	32,509	30,324

CHANGES IN UNITS:
Beginning units	1,389	4,520	9,798	9,614	1,329	1,381	1,187	1,058
Units purchased	144	82	2,008	2,798	223	121	46	237
Units redeemed	(205)	(3,213)	(1,279)	(2,614)	(243)	(173)	(126)	(108)

Ending units	1,328	1,389	10,527	9,798	1,309	1,329	1,107	1,187

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FCP		FGOP		FGP		FOP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,166	2,985	(52)	(93)	(1,045)	(144)	473	783
Realized gain (loss) on investments	38	(40,014)	2,544	3,958	7,370	13,183	2,588	(23,472)
Change in unrealized gain (loss) on investments	131,656	120,695	1,964	757	90,398	25,246	14,205	37,882
Reinvested capital gains	137	-	7	-	223	-	244	226

Net increase (decrease) in contract owners’ equity resulting from operations	133,997	83,666	4,463	4,622	96,946	38,285	17,510	15,419

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,625	22,367	1,869	2,206	26,869	32,069	7,368	6,296
Transfers between funds	(5,978)	(5,647)	(3,946)	(2,804)	(1,410)	(4,378)	2,954	(7,457)
Surrenders (note 6)	(63,835)	(80,425)	-	(8,063)	(32,330)	(29,216)	(28,985)	(4,892)
Death Benefits (note 4)	(838)	(53,735)	-	-	(34,269)	-	-	(30,338)
Net policy repayments (loans) (note 5)	6,382	(13,530)	(5)	(438)	66,103	4,128	8,952	7,311
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(30,710)	(35,366)	(2,158)	(2,184)	(31,985)	(37,814)	(5,996)	(8,324)
Adjustments to maintain reserves	(9)	(7)	13	7	24	7	(7)	12

Net equity transactions	(76,363)	(166,343)	(4,227)	(11,276)	(6,998)	(35,204)	(15,714)	(37,392)

Net change in contract owners’ equity	57,634	(82,677)	236	(6,654)	89,948	3,081	1,796	(21,973)
Contract owners’ equity beginning of period	467,843	550,520	15,646	22,300	275,164	272,083	70,118	92,091

Contract owners’ equity end of period	$525,477	467,843	15,882	15,646	365,112	275,164	71,914	70,118

CHANGES IN UNITS:
Beginning units	20,111	28,473	1,132	1,858	13,804	15,627	3,755	6,296
Units purchased	2,137	1,397	489	166	2,719	2,851	446	677
Units redeemed	(3,799)	(9,759)	(819)	(892)	(2,058)	(4,674)	(1,144)	(3,218)

Ending units	18,449	20,111	802	1,132	14,465	13,804	3,057	3,755

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		AMTB		AMBP		AMTG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6	(75)	246	344	(3,723)	(3,868)	(927)	(887)
Realized gain (loss) on investments	853	(1,303)	(364)	(151)	12,725	8,867	7,403	6,533
Change in unrealized gain (loss) on investments	3,745	5,764	95	477	86,969	45,101	37,885	10,621
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,604	4,386	(23)	670	95,971	50,100	44,361	16,267

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,137	1,538	1,475	1,464	50,929	53,073	12,299	13,496
Transfers between funds	1,968	105	(1,408)	(2,472)	46	(10,703)	(241)	(4,302)
Surrenders (note 6)	-	(7,550)	-	-	(53,466)	(52,928)	(18,924)	(2,796)
Death Benefits (note 4)	-	-	-	-	-	(9,734)	-	-
Net policy repayments (loans) (note 5)	(1,507)	34	-	-	15,258	22,474	14,177	2,411
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,187)	(1,612)	(1,281)	(1,210)	(66,726)	(71,894)	(14,373)	(16,223)
Adjustments to maintain reserves	11	(7)	3	(6)	(150)	(89)	44	(13)

Net equity transactions	(578)	(7,492)	(1,211)	(2,224)	(54,109)	(69,801)	(7,018)	(7,427)

Net change in contract owners’ equity	4,026	(3,106)	(1,234)	(1,554)	41,862	(19,701)	37,343	8,840
Contract owners’ equity beginning of period	14,675	17,781	16,247	17,801	571,005	590,706	145,587	136,747

Contract owners’ equity end of period	$18,701	14,675	15,013	16,247	612,867	571,005	182,930	145,587

CHANGES IN UNITS:
Beginning units	834	1,275	795	986	31,991	34,955	6,751	6,784
Units purchased	176	543	72	72	3,776	4,467	1,195	1,050
Units redeemed	(189)	(984)	(131)	(263)	(5,762)	(7,431)	(1,018)	(1,083)

Ending units	821	834	736	795	30,005	31,991	6,928	6,751

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMGP		AMTP		OVMS		OVGR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$50	(59)	368	(57)	226	124	279	(22)
Realized gain (loss) on investments	395	67	6,435	4,532	(609)	(67)	5,735	6,015
Change in unrealized gain (loss) on investments	5,436	1,896	5,125	1,685	2,120	1,835	24,591	10,101
Reinvested capital gains	1,141	148	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,022	2,052	11,928	6,160	1,737	1,892	30,605	16,094

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	941	1,048	2,713	3,031	498	1,482	13,111	15,786
Transfers between funds	(109)	28	(16,202)	-	-	-	(1,302)	7
Surrenders (note 6)	-	-	(1,302)	(11,522)	(6,763)	-	(20,281)	(16,940)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(299)	3	8,431	(6,723)	(1,798)	105	(664)	204
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,593)	(1,451)	(4,032)	(4,077)	(504)	(1,184)	(18,465)	(18,080)
Adjustments to maintain reserves	7	(6)	5	(18)	11	(22)	10	(7)

Net equity transactions	(1,053)	(378)	(10,387)	(19,309)	(8,556)	381	(27,591)	(19,030)

Net change in contract owners’ equity	5,969	1,674	1,541	(13,149)	(6,819)	2,273	3,014	(2,936)
Contract owners’ equity beginning of period	18,793	17,119	37,789	50,938	18,195	15,922	119,172	122,108

Contract owners’ equity end of period	$24,762	18,793	39,330	37,789	11,376	18,195	122,186	119,172

CHANGES IN UNITS:
Beginning units	1,250	1,276	2,525	3,948	1,087	1,068	7,508	8,893
Units purchased	95	87	695	252	43	79	1,539	1,298
Units redeemed	(152)	(113)	(1,214)	(1,675)	(375)	(60)	(3,107)	(2,683)

Ending units	1,193	1,250	2,006	2,525	755	1,087	5,940	7,508

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVB		OVGS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,169	1,077	1,307	2,684	659	1,543	1,234	(746)
Realized gain (loss) on investments	(2,618)	(745)	(571)	(7,043)	3,046	(47)	7,970	18,937
Change in unrealized gain (loss) on investments	1,213	1,936	38,378	36,097	(8,380)	1,793	2,087	12,960
Reinvested capital gains	-	-	-	-	7	1,303	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(236)	2,268	39,114	31,738	(4,668)	4,592	11,291	31,151

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,163	1,606	8,186	9,860	1,040	1,141	8,862	7,865
Transfers between funds	(1,100)	(249)	(5,782)	400	890	259	(211)	(8,216)
Surrenders (note 6)	(2,242)	(999)	(14,295)	(25,818)	-	-	(20,492)	(20,927)
Death Benefits (note 4)	-	-	(459)	-	(169)	-	-	-
Net policy repayments (loans) (note 5)	(758)	67	5,856	(5,662)	(52,901)	144	3,909	4,442
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,150)	(1,345)	(14,929)	(15,418)	(2,216)	(2,803)	(9,064)	(9,263)
Adjustments to maintain reserves	(3)	(11)	(34)	29	1	14	11	(17)

Net equity transactions	(4,090)	(931)	(21,457)	(36,609)	(53,355)	(1,245)	(16,985)	(26,116)

Net change in contract owners’ equity	(4,326)	1,337	17,657	(4,871)	(58,023)	3,347	(5,694)	5,035
Contract owners’ equity beginning of period	25,003	23,666	158,199	163,070	96,624	93,277	122,274	117,239

Contract owners’ equity end of period	$20,677	25,003	175,856	158,199	38,601	96,624	116,580	122,274

CHANGES IN UNITS:
Beginning units	1,697	1,730	6,012	7,866	4,262	4,320	3,830	4,684
Units purchased	183	119	798	449	90	67	315	496
Units redeemed	(319)	(152)	(1,002)	(2,303)	(2,573)	(125)	(843)	(1,350)

Ending units	1,561	1,697	5,808	6,012	1,779	4,262	3,302	3,830

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		SVDF		SVOF
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$186	7	(457)	(408)	(505)	(586)
Realized gain (loss) on investments	(205)	7,806	7,491	4,870	159	(3,251)
Change in unrealized gain (loss) on investments	4,792	(13,071)	17,689	5,412	34,480	19,638
Reinvested capital gains	1,818	8,892	2,100	-	-	41

Net increase (decrease) in contract owners’ equity resulting from operations	6,591	3,634	26,823	9,874	34,134	15,842

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,524	8,454	8,021	7,654	7,916	7,390
Transfers between funds	(13,385)	(2,222)	753	1,725	(3,054)	(2,740)
Surrenders (note 6)	(17,668)	(48,848)	(4,707)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	214	31,315	2,399	(4,786)	(3,033)	(4,165)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,383)	(8,445)	(11,186)	(10,352)	(9,410)	(8,893)
Adjustments to maintain reserves	(24)	24	38	(9)	(8)	(13)

Net equity transactions	(28,722)	(19,722)	(4,682)	(5,768)	(7,589)	(8,421)

Net change in contract owners’ equity	(22,131)	(16,088)	22,141	4,106	26,545	7,421
Contract owners’ equity beginning of period	92,273	108,361	64,123	60,017	115,934	108,513

Contract owners’ equity end of period	$70,142	92,273	86,264	64,123	142,479	115,934

CHANGES IN UNITS:
Beginning units	2,354	2,841	1,918	2,180	4,997	5,375
Units purchased	225	359	796	269	775	354
Units redeemed	(977)	(846)	(623)	(531)	(700)	(732)

Ending units	1,602	2,354	2,091	1,918	5,072	4,997

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class III (GEM3)*

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 74,586 and $ 82,599, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $ 924,050 and $ 912,396, respectively, and total transfers from the Account to the fixed account were $ 549,457 and $ 630,524, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$17,443,136	$0	$0	$17,443,136

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2013 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$13,709	$40,869
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	14,384	20,050
Emerging Markets Debt Portfolio - Class I (MSEM)	1,883	2,352
U.S. Real Estate Portfolio - Class I (MSVRE)	9,064	45,788
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,071	7
NVIT International Equity Fund - Class III (GIG3)	2,270	531
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	14,148	249
NVIT Core Bond Fund - Class I (NVCBD1)	1,350	64
NVIT Nationwide Fund - Class I (TRF)	165,038	765,919
NVIT Government Bond Fund - Class I (GBF)	51,457	111,276
American Century NVIT Growth Fund - Class I (CAF)	55,220	203,578
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	21,523	5,418
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,765	18,688
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	139,187	231,562
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	21,923	17,235
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,726	553
NVIT Money Market Fund - Class I (SAM)	24,841	67,083
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	4,111	397
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,693	2,209
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	6,692	1,652
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,728	60
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	621	59
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	20,176	57,396
NVIT Multi-Manager Small Company Fund - Class I (SCF)	10,509	14,432
NVIT Large Cap Growth Fund - Class I (NVOLG1)	3,312	72
NVIT Real Estate Fund - Class I (NVRE1)	3,518	25
VP Balanced Fund - Class I (ACVB)	12,439	28,454
VP Capital Appreciation Fund - Class I (ACVCA)	9,690	9,313
VP Income & Growth Fund - Class I (ACVIG)	981	4,154
VP International Fund - Class I (ACVI)	1,907	6,890
VP Ultra(R) Fund - Class I (ACVU1)	7	615
VP Value Fund - Class I (ACVV)	4,702	40,946
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,424	8,860
Appreciation Portfolio - Initial Shares (DCAP)	200	908
Growth and Income Portfolio - Initial Shares (DGI)	1,286	364
Quality Bond Fund II - Primary Shares (FQB)	2,189	2,331
Equity-Income Portfolio - Initial Class (FEIP)	24,212	17,536
High Income Portfolio - Initial Class (FHIP)	3,882	4,065
VIP Asset Manager Portfolio - Initial Class (FAMP)	649	2,495
VIP Contrafund(R) Portfolio - Initial Class (FCP)	18,966	93,014
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	1,707	5,992
VIP Growth Portfolio - Initial Class (FGP)	12,396	20,236
VIP Overseas Portfolio - Initial Class (FOP)	9,671	24,660
VIP Value Strategies Portfolio - Service Class (FVSS)	2,844	3,427
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,985	3,954
Balanced Portfolio - I Class Shares (AMBP)	13,628	71,312
Growth Portfolio - I Class Shares (AMTG)	6,553	14,541
Guardian Portfolio - I Class Shares (AMGP)	1,707	1,577
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10,475	20,496
Capital Income Fund/VA - Non-Service Shares (OVMS)	733	9,074
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	7,385	34,706
Core Bond Fund/VA - Non-Service Shares (OVB)	3,125	6,043

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Global Securities Fund/VA - Non-Service Shares (OVGS)		4,241	24,354
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)		2,723	55,412
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		10,596	26,357
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		9,077	35,771
Advantage VT Discovery Fund (SVDF)		11,685	14,762
Advantage VT Opportunity Fund - Class 2 (SVOF)		4,967	13,051

	Total	$807,951	$2,213,191

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.50%	7,421	$19.413003	$144,064	1.83%	31.37%
2013	0.80%	2,335	47.692575	111,362	1.83%	30.98%
2012	0.50%	8,111	14.777453	119,860	2.01%	15.16%
2012	0.80%	2,822	36.413259	102,758	2.01%	14.81%
2011	0.50%	11,303	12.832209	145,042	1.79%	1.37%
2011	0.80%	2,923	31.715171	92,703	1.79%	1.07%
2010	0.50%	12,270	12.658720	155,322	1.83%	14.27%
2010	0.80%	3,532	31.380193	110,835	1.83%	13.92%
2009	0.50%	12,381	11.078348	137,161	2.10%	25.70%
2009	0.80%	4,298	27.544961	118,388	2.10%	25.33%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.50%	3,527	17.554427	61,914	1.19%	33.67%
2013	0.80%	977	39.901274	38,984	1.19%	33.27%
2012	0.50%	3,649	13.132296	47,920	0.79%	11.42%
2012	0.80%	1,087	29.939352	32,544	0.79%	11.08%
2011	0.50%	3,692	11.786827	43,517	0.95%	0.40%
2011	0.80%	1,292	26.952830	34,823	0.95%	0.10%
2010	0.50%	4,462	11.739991	52,384	0.87%	14.24%
2010	0.80%	1,811	26.926201	48,763	0.87%	13.90%
2009	0.50%	4,168	10.276323	42,832	0.95%	33.09%
2009	0.80%	2,020	23.639940	47,753	0.95%	32.69%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.50%	691	25.261831	17,456	4.09%	-9.20%
2013	0.80%	145	28.030943	4,064	4.09%	-9.48%
2012	0.50%	683	27.822810	19,003	3.49%	17.37%
2012	0.80%	207	30.965468	6,410	3.49%	17.02%
2011	0.50%	1,765	23.704931	41,839	3.53%	6.50%
2011	0.80%	368	26.461901	9,738	3.53%	6.18%
2010	0.50%	1,575	22.258081	35,056	4.42%	9.20%
2010	0.80%	350	24.921222	8,722	4.42%	8.87%
2009	0.50%	838	20.383324	17,081	7.71%	29.56%
2009	0.80%	366	22.890693	8,378	7.71%	29.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.50%	1,516	28.534922	43,259	0.94%	1.54%
2013	0.80%	589	61.979946	36,506	0.94%	1.24%
2012	0.50%	2,347	28.100790	65,953	0.88%	15.26%
2012	0.80%	732	61.220395	44,813	0.88%	14.91%
2011	0.50%	2,741	24.381076	66,829	0.81%	5.39%
2011	0.80%	810	53.276522	43,154	0.81%	5.08%
2010	0.50%	2,631	23.133644	60,865	2.14%	29.31%
2010	0.80%	999	50.702174	50,651	2.14%	28.93%
2009	0.50%	2,722	17.889590	48,695	3.08%	27.71%
2009	0.80%	1,190	39.326304	46,798	3.08%	27.33%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.50%	54	21.199628	1,145	1.79%	31.24%
NVIT International Equity Fund - Class III (GIG3)
2013	0.50%	277	9.678019	2,681	0.76%	17.23%
2013	0.80%	84	9.514826	799	0.76%	16.87%
2012	0.80%	142	8.141051	1,156	0.73%	14.65%
2011	0.80%	203	7.100526	1,441	1.18%	-10.48%
2010	0.80%	261	7.931942	2,070	0.90%	12.37%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.50%	1,091	13.241308	14,446	0.89%	43.10%
2011	0.50%	242	7.952277	1,924	0.44%	-12.06%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.80%	196	12.470693	2,444	3.94%	-2.69%
2012	0.80%	97	12.815824	1,243	3.10%	6.89%
2011	0.80%	94	11.989375	1,127	1.61%	5.75%
2010	0.50%	1,121	11.428775	12,812	2.12%	6.52%
2010	0.80%	91	11.337733	1,032	2.12%	6.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2013	0.50%	249,552	$17.594986	$4,390,864	1.33%	30.45%
2013	0.80%	69,762	52.049003	3,631,043	1.33%	30.06%
2012	0.50%	244,698	13.488144	3,300,522	1.37%	13.64%
2012	0.80%	85,676	40.020036	3,428,757	1.37%	13.30%
2011	0.50%	284,168	11.868827	3,372,741	1.15%	0.03%
2011	0.80%	96,430	35.321483	3,406,051	1.15%	-0.27%
2010	0.50%	309,878	11.865455	3,676,843	1.02%	12.88%
2010	0.80%	102,805	35.417325	3,641,078	1.02%	12.55%
2009	0.50%	342,203	10.511194	3,596,962	1.35%	25.47%
2009	0.80%	109,195	31.469156	3,436,274	1.35%	25.09%
NVIT Government Bond Fund - Class I (GBF)
2013	0.50%	34,316	15.255855	523,520	1.95%	-4.53%
2013	0.80%	11,579	31.058943	359,632	1.95%	-4.82%
2012	0.50%	36,124	15.980386	577,275	2.12%	2.54%
2012	0.80%	13,269	32.631769	432,991	2.12%	2.23%
2011	0.50%	41,471	15.584288	646,296	2.92%	6.72%
2011	0.80%	15,086	31.918804	481,527	2.92%	6.40%
2010	0.50%	45,143	14.602789	659,214	2.91%	4.26%
2010	0.80%	17,131	29.998155	513,898	2.91%	3.95%
2009	0.50%	45,618	14.006248	638,937	3.42%	2.18%
2009	0.80%	20,904	28.859126	603,271	3.42%	1.87%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.50%	78,840	19.713715	1,554,229	0.69%	29.09%
2013	0.80%	50,705	30.656078	1,554,416	0.69%	28.71%
2012	0.50%	79,306	15.270961	1,211,079	0.53%	13.45%
2012	0.80%	55,820	23.818612	1,329,555	0.53%	13.11%
2011	0.50%	89,973	13.460333	1,211,067	0.58%	-1.18%
2011	0.80%	62,879	21.057718	1,324,088	0.58%	-1.48%
2010	0.50%	93,665	13.621747	1,275,881	0.63%	18.65%
2010	0.80%	71,019	21.374125	1,517,969	0.63%	18.30%
2009	0.50%	103,924	11.480374	1,193,086	0.58%	32.81%
2009	0.80%	76,301	18.068103	1,378,614	0.58%	32.41%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.50%	997	20.582038	20,520	1.90%	26.61%
2013	0.80%	2,855	19.858311	56,695	1.90%	26.23%
2013	1.30%	183	18.708196	3,424	1.90%	25.60%
2012	0.50%	990	16.255930	16,093	1.45%	15.32%
2012	0.80%	2,198	15.731416	34,578	1.45%	14.98%
2011	0.50%	1,423	14.095927	20,059	1.84%	-4.41%
2011	0.80%	2,145	13.682175	29,348	1.84%	-4.70%
2010	0.50%	1,642	14.746126	24,213	1.70%	14.06%
2010	0.80%	2,110	14.356213	30,292	1.70%	13.72%
2009	0.50%	1,952	12.928735	25,237	1.12%	26.57%
2009	0.80%	2,158	12.624661	27,244	1.12%	26.19%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.80%	1,528	14.689194	22,445	1.21%	4.00%
2012	0.80%	2,599	14.124710	36,710	1.76%	4.34%
2011	0.80%	2,632	13.537768	35,631	2.38%	2.11%
2010	0.80%	3,287	13.257742	43,578	2.39%	5.05%
2009	0.50%	1,098	12.924398	14,191	2.04%	8.54%
2009	0.80%	3,317	12.620548	41,862	2.04%	8.22%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.50%	3,041	18.399703	55,953	1.06%	16.05%
2013	0.80%	3,952	17.752817	70,159	1.06%	15.70%
2012	0.50%	8,374	15.855596	132,775	1.74%	10.26%
2012	0.80%	3,938	15.344089	60,425	1.74%	9.93%
2011	0.50%	8,522	14.380454	122,550	2.31%	-0.54%
2011	0.80%	3,633	13.958439	50,711	2.31%	-0.84%
2010	0.50%	2,730	14.458239	39,471	2.11%	10.36%
2010	0.80%	4,119	14.076015	57,979	2.11%	10.03%
2009	0.50%	5,002	13.100931	65,531	1.53%	18.54%
2009	0.80%	5,252	12.792885	67,188	1.53%	18.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.50%	6,244	$19.846371	$123,921	1.75%	21.77%
2013	0.80%	9,176	19.148562	175,707	1.75%	21.40%
2012	0.50%	4,964	16.298646	80,906	1.68%	13.19%
2012	0.80%	10,421	15.772806	164,368	1.68%	12.85%
2011	0.50%	5,167	14.399187	74,401	2.01%	-2.61%
2011	0.80%	10,035	13.976593	140,255	2.01%	-2.90%
2010	0.50%	5,340	14.785639	78,955	1.92%	12.27%
2010	0.80%	9,461	14.394739	136,189	1.92%	11.94%
2009	0.50%	6,133	13.169552	80,769	1.30%	23.77%
2009	0.80%	9,216	12.859856	118,516	1.30%	23.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.50%	4,539	17.079857	77,525	1.87%	9.94%
2012	0.50%	4,222	15.535096	65,589	1.76%	7.50%
2011	0.50%	4,159	14.451279	60,103	2.31%	1.55%
2010	0.50%	4,038	14.230110	57,461	2.17%	7.98%
2009	0.50%	4,511	13.179057	59,451	1.96%	13.99%
NVIT Money Market Fund -Class I (SAM)
2013	0.50%	17,109	11.073900	189,463	0.00%	-0.50%
2013	0.80%	3,912	16.031513	62,715	0.00%	-0.80%
2012	0.50%	17,757	11.129541	197,627	0.00%	-0.50%
2012	0.80%	5,989	16.160793	96,787	0.00%	-0.80%
2011	0.50%	14,597	11.185638	163,277	0.00%	-0.50%
2011	0.80%	6,269	16.291469	102,131	0.00%	-0.80%
2010	0.50%	10,308	11.241685	115,879	0.00%	-0.50%
2010	0.80%	6,801	16.422479	111,689	0.00%	-0.80%
2009	0.50%	11,022	11.298145	124,528	0.05%	-0.46%
2009	0.80%	7,206	16.554897	119,295	0.05%	-0.76%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.50%	231	11.826670	2,732	1.72%	20.74%
2013	0.80%	548	11.627292	6,372	1.72%	20.37%
2012	0.80%	420	9.659227	4,057	0.60%	14.85%
2011	0.80%	454	8.409948	3,818	1.14%	-10.09%
2010	0.50%	294	9.428595	2,772	0.79%	13.47%
2010	0.80%	480	9.353449	4,490	0.79%	13.13%
2009	0.50%	298	8.309496	2,476	0.53%	35.78%
2009	0.80%	502	8.268003	4,151	0.53%	35.37%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.80%	1,221	13.879225	16,947	0.81%	33.67%
2012	0.80%	1,283	10.383415	13,322	0.34%	15.43%
2011	0.50%	927	9.095279	8,431	0.01%	-3.39%
2011	0.80%	1,297	8.995790	11,668	0.01%	-3.68%
2010	0.50%	669	9.414378	6,298	0.06%	14.93%
2010	0.80%	1,302	9.339315	12,160	0.06%	14.59%
2009	0.80%	409	8.150192	3,333	0.46%	28.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.50%	388	15.513536	6,019	1.53%	34.76%
2013	0.80%	2,020	15.343659	30,994	1.53%	34.36%
2012	0.50%	321	11.511728	3,695	0.80%	17.22%
2012	0.80%	1,863	11.419847	21,275	0.80%	16.87%
2011	0.50%	2,655	9.820513	26,073	1.09%	-6.30%
2011	0.80%	1,838	9.771465	17,960	1.09%	-6.58%
2010	0.50%	3,015	10.480656	31,599	0.56%	4.81%	4/30/2010
2010	0.80%	2,069	10.459587	21,641	0.56%	4.60%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.80%	331	14.792956	4,896	0.00%	37.84%
2012	0.80%	81	10.732136	869	0.00%	13.99%
2011	0.50%	466	9.519437	4,436	0.00%	-4.71%
2011	0.80%	79	9.415283	744	0.00%	-4.99%
2010	0.80%	77	9.909902	763	0.00%	25.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.80%	119	15.542892	1,850	1.48%	34.60%
2012	0.80%	86	11.547772	993	1.18%	15.42%
2011	0.80%	84	10.005304	840	0.84%	-3.10%
2010	0.80%	82	10.325176	847	0.97%	18.68%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.50%	8,025	$24.371551	$195,582	0.80%	39.70%
2013	0.80%	1,717	36.337305	62,391	0.80%	39.28%
2012	0.50%	9,975	17.445656	174,020	0.81%	19.84%
2012	0.80%	1,605	26.089050	41,873	0.81%	19.48%
2011	0.50%	13,733	14.557095	199,913	0.43%	-5.54%
2011	0.80%	1,759	21.834904	38,408	0.43%	-5.83%
2010	0.50%	15,600	15.411290	240,416	0.59%	25.97%
2010	0.80%	1,752	23.185502	40,621	0.59%	25.60%
2009	0.50%	16,402	12.233781	200,658	0.57%	25.59%
2009	0.80%	2,208	18.460331	40,760	0.57%	25.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.50%	3,768	25.807862	97,244	0.14%	40.20%
2013	0.80%	836	60.248434	50,368	0.14%	39.78%
2012	0.50%	3,449	18.407411	63,487	0.14%	14.93%
2012	0.80%	1,018	43.101045	43,877	0.14%	14.58%
2011	0.50%	5,224	16.016880	83,672	0.54%	-6.03%
2011	0.80%	1,267	37.616516	47,660	0.54%	-6.31%
2010	0.50%	5,584	17.044456	95,176	0.29%	24.69%
2010	0.80%	1,836	40.149925	73,715	0.29%	24.32%
2009	0.50%	6,724	13.668976	91,910	0.27%	34.03%
2009	0.80%	1,925	32.295248	62,168	0.27%	33.63%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.50%	184	22.019016	4,051	0.83%	36.02%
2011	0.50%	317	13.707902	4,345	0.00%	-2.72%
2010	0.80%	270	14.020971	3,786	0.10%	7.93%
2009	0.80%	298	12.990421	3,871	0.10%	29.90%	5/1/2009
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.50%	279	11.879551	3,314	1.69%	2.53%
2011	0.50%	6,043	10.056852	60,774	0.92%	5.97%
2010	0.50%	5,030	9.490250	47,736	1.89%	29.53%
VP Balanced Fund - Class I (ACVB)
2013	0.50%	6,585	19.408917	127,808	1.58%	16.84%
2013	0.80%	2,446	36.009620	88,080	1.58%	16.49%
2012	0.50%	6,921	16.611389	114,967	2.04%	11.24%
2012	0.80%	2,924	30.911891	90,386	2.04%	10.91%
2011	0.50%	8,012	14.932609	119,640	1.89%	4.81%
2011	0.80%	3,436	27.871548	95,767	1.89%	4.49%
2010	0.50%	9,299	14.247616	132,489	1.91%	11.08%
2010	0.80%	4,287	26.672710	114,346	1.91%	10.75%
2009	0.50%	9,094	12.826562	116,645	5.38%	14.91%
2009	0.80%	4,928	24.084460	118,688	5.38%	14.56%
VP Capital Appreciation Fund - Class I (ACVCA)
2013	0.50%	1,749	26.858324	46,975	0.00%	30.27%
2013	0.80%	1,685	47.879398	80,677	0.00%	29.88%
2012	0.50%	1,628	20.617570	33,565	0.00%	15.42%
2012	0.80%	1,821	36.864587	67,130	0.00%	15.08%
2011	0.50%	4,488	17.862833	80,168	0.00%	-6.97%
2011	0.80%	1,887	32.035223	60,450	0.00%	-7.25%
2010	0.50%	5,228	19.201550	100,386	0.00%	30.64%
2010	0.80%	2,139	34.539358	73,880	0.00%	30.25%
2009	0.50%	4,910	14.698413	72,169	0.81%	36.39%
2009	0.80%	2,277	26.518517	60,383	0.81%	35.98%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.50%	25	19.532854	488	2.17%	35.14%
2013	0.80%	1,127	19.042593	21,461	2.17%	34.74%
2012	0.50%	16	14.453410	231	2.10%	14.17%
2012	0.80%	1,356	14.132942	19,164	2.10%	13.83%
2011	0.50%	107	12.659487	1,355	1.47%	2.60%
2011	0.80%	1,448	12.416062	17,978	1.47%	2.29%
2010	0.50%	1,140	12.338840	14,066	1.55%	13.58%
2010	0.80%	1,426	12.137849	17,309	1.55%	13.24%
2009	0.50%	1,240	10.863811	13,471	4.86%	17.51%
2009	0.80%	1,386	10.718927	14,856	4.86%	17.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2013	0.50%	1,261	$19.612364	$24,731	1.73%	21.80%
2013	0.80%	555	29.359593	16,295	1.73%	21.44%
2012	0.50%	1,426	16.102117	22,962	0.98%	20.56%
2012	0.80%	646	24.177125	15,618	0.98%	20.19%
2011	0.50%	4,062	13.356579	54,254	1.44%	-12.48%
2011	0.80%	652	20.115095	13,115	1.44%	-12.74%
2010	0.50%	5,179	15.261114	79,037	2.70%	12.73%
2010	0.80%	705	23.052345	16,252	2.70%	12.39%
2009	0.50%	7,013	13.538034	94,942	1.98%	33.10%
2009	0.80%	1,034	20.510931	21,208	1.98%	32.70%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.80%	59	17.451408	1,030	0.60%	35.98%
2012	0.80%	101	12.833579	1,296	0.00%	13.01%
2011	0.80%	144	11.355687	1,635	0.00%	0.26%
2010	0.80%	195	11.325943	2,209	0.09%	15.16%
2009	0.80%	72	9.834961	708	0.28%	33.41%
VP Value Fund - Class I (ACVV)
2013	0.50%	6,041	21.187486	127,994	1.63%	31.07%
2013	0.80%	819	35.744547	29,275	1.63%	30.68%
2012	0.50%	7,746	16.165101	125,215	1.87%	14.00%
2012	0.80%	975	27.353345	26,670	1.87%	13.66%
2011	0.50%	9,744	14.179559	138,166	1.98%	0.51%
2011	0.80%	1,099	24.065812	26,448	1.98%	0.21%
2010	0.50%	10,818	14.107366	152,613	2.27%	12.86%
2010	0.80%	1,410	24.015065	33,861	2.27%	12.52%
2009	0.50%	9,684	12.500187	121,052	5.70%	19.27%
2009	0.80%	1,946	21.343028	41,534	5.70%	18.91%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.50%	167	26.406160	4,410	1.13%	40.01%
2013	0.80%	870	25.471900	22,161	1.13%	39.59%
2012	0.50%	166	18.859865	3,131	0.47%	15.16%
2012	0.80%	1,011	18.247194	18,448	0.47%	14.82%
2011	0.50%	382	16.376687	6,256	0.57%	0.06%
2011	0.80%	995	15.892376	15,813	0.57%	-0.24%
2010	0.50%	102	16.366486	1,669	0.57%	25.20%
2010	0.80%	1,036	15.930108	16,504	0.57%	24.82%
2009	0.50%	99	13.072332	1,294	3.33%	24.40%
2009	0.80%	1,066	12.761955	13,604	3.33%	24.03%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.50%	15	18.753732	281	1.95%	20.50%
2013	0.80%	397	23.558053	9,353	1.95%	20.14%
2012	0.50%	15	15.563343	233	3.62%	9.88%
2012	0.80%	435	19.609067	8,530	3.62%	9.55%
2011	0.50%	16	14.164194	227	1.65%	8.47%
2011	0.80%	561	17.899937	10,042	1.65%	8.15%
2010	0.50%	16	13.058266	209	2.30%	14.74%
2010	0.80%	568	16.551777	9,401	2.30%	14.40%
2009	0.50%	139	11.380534	1,582	2.97%	21.95%
2009	0.80%	585	14.468488	8,464	2.97%	21.58%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.50%	1,096	18.333513	20,094	0.92%	36.10%
2013	0.80%	286	22.345264	6,391	0.92%	35.69%
2012	0.50%	1,053	13.470538	14,184	1.48%	17.48%
2012	0.80%	278	16.467463	4,578	1.48%	17.13%
2011	0.80%	1,099	14.059096	15,451	1.14%	-3.57%
2010	0.50%	676	11.854514	8,014	1.25%	18.02%
2010	0.80%	1,369	14.579135	19,959	1.25%	17.66%
2009	0.50%	645	10.044876	6,479	1.34%	28.14%
2009	0.80%	1,286	12.390653	15,934	1.34%	27.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	0.50%	823	$16.895028	$13,905	4.28%	0.53%
2013	0.80%	505	16.265318	8,214	4.28%	0.23%
2012	0.50%	804	16.805776	13,512	5.54%	9.17%
2012	0.80%	585	16.228008	9,493	5.54%	8.85%
2011	0.50%	3,769	15.393648	58,019	5.92%	1.76%
2011	0.80%	751	14.909191	11,197	5.92%	1.46%
2010	0.50%	4,951	15.126871	74,893	4.69%	7.96%
2010	0.80%	811	14.694701	11,917	4.69%	7.64%
2009	0.50%	4,828	14.011148	67,646	6.44%	19.83%
2009	0.80%	572	13.651720	7,809	6.44%	19.48%
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.50%	9,791	18.696717	183,060	2.52%	27.51%
2013	0.80%	736	70.110604	51,601	2.52%	27.13%
2012	0.50%	8,544	14.663112	125,282	3.01%	16.72%
2012	0.80%	1,254	55.150112	69,158	3.01%	16.37%
2011	0.50%	7,419	12.562508	93,201	2.50%	0.47%
2011	0.80%	2,195	47.391689	104,025	2.50%	0.17%
2010	0.50%	7,173	12.503874	89,690	1.54%	14.58%
2010	0.80%	2,434	47.311929	115,157	1.54%	14.23%
2009	0.50%	15,389	10.913246	167,944	2.37%	29.56%
2009	0.80%	2,768	41.417283	114,643	2.37%	29.17%
High Income Portfolio - Initial Class (FHIP)
2013	0.50%	1,039	24.619418	25,580	5.83%	5.42%
2013	0.80%	270	44.974878	12,143	5.83%	5.10%
2012	0.50%	977	23.353979	22,817	5.84%	13.66%
2012	0.80%	353	42.791316	15,105	5.84%	13.32%
2011	0.50%	1,019	20.547736	20,938	6.50%	3.51%
2011	0.80%	362	37.762814	13,670	6.50%	3.20%
2010	0.50%	1,135	19.850314	22,530	6.15%	13.26%
2010	0.80%	390	36.590379	14,270	6.15%	12.92%
2009	0.50%	1,576	17.526984	27,623	8.40%	43.24%
2009	0.80%	395	32.404743	12,800	8.40%	42.81%
VIP Asset Manager Portfolio -Initial Class (FAMP)
2013	0.50%	644	18.833440	12,129	1.57%	15.13%
2013	0.80%	463	44.017089	20,380	1.57%	14.78%
2012	0.50%	691	16.358501	11,304	1.94%	11.92%
2012	0.80%	496	38.347550	19,020	1.94%	11.58%
2011	0.50%	743	14.616312	10,860	1.92%	-3.05%
2011	0.80%	315	34.366682	10,826	1.92%	-3.34%
2010	0.50%	792	15.075429	11,940	1.58%	13.69%
2010	0.80%	327	35.552451	11,626	1.58%	13.35%
2009	0.50%	5,252	13.259567	69,639	2.44%	28.47%
2009	0.80%	51	31.363945	1,600	2.44%	28.08%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2013	0.50%	16,408	25.320385	415,457	1.02%	30.63%
2013	0.80%	2,041	53.904784	110,020	1.02%	30.24%
2012	0.50%	16,565	19.382994	321,079	1.13%	15.83%
2012	0.80%	3,546	41.388520	146,764	1.13%	15.49%
2011	0.50%	24,596	16.733387	411,574	1.00%	-3.01%
2011	0.80%	3,877	35.838413	138,946	1.00%	-3.30%
2010	0.50%	22,654	17.252816	390,845	1.15%	16.63%
2010	0.80%	5,444	37.061698	201,764	1.15%	16.28%
2009	0.50%	28,417	14.792448	420,357	1.44%	35.03%
2009	0.80%	5,992	31.871810	190,976	1.44%	34.63%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2013	0.50%	455	20.609898	9,378	0.31%	37.21%
2013	0.80%	347	18.743766	6,504	0.31%	36.80%
2012	0.50%	103	15.020591	1,547	0.29%	19.01%
2012	0.80%	1,029	13.701547	14,099	0.29%	18.66%
2011	0.50%	788	12.620807	9,945	0.18%	1.79%
2011	0.80%	1,070	11.547159	12,355	0.18%	1.48%
2010	0.50%	908	12.399181	11,258	0.21%	23.12%
2010	0.80%	889	11.378392	10,115	0.21%	22.75%
2009	0.50%	1,127	10.070895	11,350	0.58%	45.12%
2009	0.80%	867	9.269518	8,037	0.58%	44.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2013	0.50%	12,367	$18.231978	$225,475	0.30%	35.66%
2013	0.80%	2,098	66.557026	139,637	0.30%	35.25%
2012	0.50%	11,298	13.439854	151,843	0.59%	14.12%
2012	0.80%	2,506	49.210357	123,321	0.59%	13.77%
2011	0.50%	12,830	11.777410	151,104	0.34%	-0.30%
2011	0.80%	2,797	43.253084	120,979	0.34%	-0.59%
2010	0.50%	14,984	11.812407	176,997	0.26%	23.55%
2010	0.80%	3,286	43.511676	142,979	0.26%	23.18%
2009	0.50%	21,964	9.560515	209,987	0.36%	27.65%
2009	0.80%	3,591	35.322377	126,843	0.36%	27.26%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.50%	2,354	20.280461	47,740	1.30%	29.79%
2013	0.80%	703	34.387281	24,174	1.30%	29.40%
2012	0.50%	2,710	15.626055	42,347	1.48%	20.14%
2012	0.80%	1,045	26.574860	27,771	1.48%	19.78%
2011	0.50%	5,185	13.006847	67,441	1.40%	-17.58%
2011	0.80%	1,111	22.187015	24,650	1.40%	-17.82%
2010	0.50%	5,123	15.780471	80,843	1.43%	12.55%
2010	0.80%	1,397	26.999105	37,718	1.43%	12.21%
2009	0.50%	5,580	14.020792	78,236	2.20%	25.90%
2009	0.80%	1,413	24.060407	33,997	2.20%	25.52%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.50%	77	23.177391	1,785	0.81%	29.79%
2013	0.80%	744	22.736642	16,916	0.81%	29.41%
2012	0.50%	75	17.856980	1,339	0.38%	26.47%
2012	0.80%	759	17.570001	13,336	0.38%	26.09%
2011	0.50%	72	14.120004	1,017	0.94%	-9.30%
2011	0.80%	1,203	13.934920	16,764	0.94%	-9.57%
2010	0.50%	69	15.568077	1,074	0.46%	25.82%
2010	0.80%	1,231	15.410121	18,970	0.46%	25.45%
2009	0.50%	65	12.372931	804	0.53%	56.61%
2009	0.80%	1,266	12.284130	15,552	0.53%	56.14%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.80%	736	20.398673	15,013	2.32%	-0.18%
2012	0.80%	795	20.436462	16,247	2.74%	3.77%
2011	0.50%	204	11.765513	2,400	4.28%	-0.21%
2011	0.80%	782	19.694057	15,401	4.28%	-0.51%
2010	0.80%	764	19.794631	15,123	10.58%	4.45%
2009	0.80%	311	18.952010	5,894	7.84%	12.42%
Balanced Portfolio - I Class Shares (AMBP)
2013	0.50%	22,522	16.407522	369,530	0.00%	17.89%
2013	0.80%	7,483	32.518664	243,337	0.00%	17.54%
2012	0.50%	22,843	13.917384	317,915	0.00%	8.80%
2012	0.80%	9,148	27.666206	253,090	0.00%	8.47%
2011	0.50%	23,664	12.792242	302,716	0.30%	-1.13%
2011	0.80%	11,291	25.506132	287,990	0.30%	-1.42%
2010	0.50%	24,197	12.937942	313,059	0.99%	18.24%
2010	0.80%	12,682	25.873996	328,134	0.99%	17.88%
2009	0.50%	24,581	10.942501	268,978	3.27%	21.86%
2009	0.80%	14,387	21.949099	315,782	3.27%	21.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2013	0.50%	6,325	$24.175775	$152,912	0.00%	31.19%
2013	0.80%	603	49.780631	30,018	0.00%	30.80%
2012	0.50%	5,670	18.427557	104,484	0.00%	12.04%
2012	0.80%	1,080	38.058319	41,103	0.00%	11.70%
2011	0.50%	5,356	16.447598	88,093	0.00%	-0.71%
2011	0.80%	1,428	34.071422	48,654	0.00%	-1.01%
2010	0.50%	5,576	16.565488	92,369	0.00%	30.68%
2010	0.80%	1,769	34.418528	60,886	0.00%	30.29%
2009	0.50%	5,592	12.676397	70,886	0.00%	29.71%
2009	0.80%	1,794	26.417094	47,392	0.00%	29.32%
Guardian Portfolio - I Class Shares (AMGP)
2013	0.50%	861	20.813597	17,921	0.82%	38.12%
2013	0.80%	332	20.606782	6,841	0.82%	37.71%
2012	0.50%	843	15.068893	12,703	0.28%	12.16%
2012	0.80%	407	14.963947	6,090	0.28%	11.83%
2011	0.50%	832	13.434865	11,178	0.46%	-3.42%
2011	0.80%	444	13.381489	5,941	0.46%	-3.71%
2010	0.50%	1,239	13.911056	17,236	0.33%	18.42%
2010	0.80%	566	13.897336	7,866	0.33%	18.07%
2009	0.50%	2,353	11.747251	27,641	1.16%	29.04%
2009	0.80%	399	11.770887	4,697	1.16%	28.65%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.50%	1,972	19.166657	37,797	1.31%	30.48%
2013	0.80%	34	45.079527	1,533	1.31%	30.09%
2012	0.50%	2,490	14.689111	36,576	0.38%	16.02%
2012	0.80%	35	34.652161	1,213	0.38%	15.67%
2011	0.50%	3,893	12.661266	49,290	0.00%	-11.80%
2011	0.80%	55	29.958324	1,648	0.00%	-12.06%
2010	0.50%	3,990	14.355039	57,277	0.51%	15.09%
2010	0.80%	164	34.067932	5,587	0.51%	14.74%
2009	0.50%	9,534	12.472952	118,917	2.59%	55.30%
2009	0.80%	384	29.690132	11,401	2.59%	54.83%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.50%	719	14.017855	10,079	2.25%	12.60%
2013	0.80%	36	36.034905	1,297	2.25%	12.27%
2012	0.50%	848	12.448701	10,556	1.34%	11.78%
2012	0.80%	238	32.097298	7,639	1.34%	11.44%
2011	0.50%	840	11.136927	9,355	2.24%	0.22%
2011	0.80%	228	28.801503	6,567	2.24%	-0.08%
2010	0.50%	830	11.112646	9,223	1.88%	12.35%
2010	0.80%	223	28.824840	6,428	1.88%	12.02%
2009	0.50%	3,761	9.890975	37,200	0.00%	21.29%
2009	0.80%	221	25.732996	5,687	0.00%	20.92%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2013	0.50%	2,645	16.841069	44,545	0.93%	29.09%
2013	0.80%	3,295	23.563276	77,641	0.93%	28.71%
2012	0.50%	3,471	13.045743	45,282	0.66%	13.55%
2012	0.80%	4,036	18.307827	73,890	0.66%	13.21%
2011	0.50%	4,636	11.489163	53,264	0.36%	-1.64%
2011	0.80%	4,257	16.171947	68,844	0.36%	-1.94%
2010	0.50%	6,490	11.680876	75,809	0.18%	8.87%
2010	0.80%	5,129	16.491096	84,583	0.18%	8.55%
2009	0.50%	6,517	10.729059	69,921	0.32%	43.80%
2009	0.80%	5,636	15.192792	85,627	0.32%	43.37%

Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.50%	1,330	$11.683684	$15,539	5.63%	-0.60%
2013	0.80%	231	22.243594	5,138	5.63%	-0.90%
2012	0.50%	1,224	11.753895	14,387	4.99%	9.74%
2012	0.80%	473	22.444505	10,616	4.99%	9.41%
2011	0.50%	1,206	10.710654	12,917	5.65%	7.73%
2011	0.80%	524	20.513983	10,749	5.65%	7.41%
2010	0.50%	1,172	9.942296	11,652	1.77%	10.86%
2010	0.80%	497	19.099412	9,492	1.77%	10.53%
2009	0.50%	1,171	8.968389	10,502	0.00%	9.07%
2009	0.80%	467	17.280243	8,070	0.00%	8.74%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.50%	4,898	24.241882	118,737	1.42%	26.67%
2013	0.80%	910	62.768366	57,119	1.42%	26.29%
2012	0.50%	4,602	19.137540	88,071	2.23%	20.66%
2012	0.80%	1,411	49.700720	70,128	2.23%	20.30%
2011	0.50%	6,361	15.860887	100,891	1.27%	-8.75%
2011	0.80%	1,505	41.315188	62,179	1.27%	-9.02%
2010	0.50%	6,650	17.381105	115,584	1.47%	15.39%
2010	0.80%	1,671	45.410978	75,882	1.47%	15.04%
2009	0.50%	7,301	15.063365	109,978	2.18%	39.07%
2009	0.80%	1,629	39.473604	64,303	2.18%	38.66%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.50%	1,202	19.629032	23,594	2.06%	-9.62%
2013	0.80%	577	26.009363	15,007	2.06%	-9.89%
2012	0.50%	3,694	21.718706	80,229	2.17%	5.02%
2012	0.80%	568	28.864790	16,395	2.17%	4.71%
2011	0.50%	3,748	20.680148	77,509	7.68%	7.60%
2011	0.80%	572	27.567293	15,768	7.68%	7.28%
2010	0.50%	3,758	19.219131	72,225	3.48%	5.67%
2010	0.80%	657	25.696459	16,883	3.48%	5.35%
2009	0.50%	3,797	18.188464	69,062	3.76%	5.45%
2009	0.80%	661	24.391466	16,123	3.76%	5.14%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.50%	2,074	39.181707	81,263	1.59%	11.46%
2013	0.80%	1,228	28.759870	35,317	1.59%	11.13%
2012	0.50%	2,497	35.152690	87,776	0.00%	29.16%
2012	0.80%	1,333	25.880034	34,498	0.00%	28.77%
2011	0.50%	3,245	27.216583	88,318	1.06%	-26.11%
2011	0.80%	1,439	20.097645	28,921	1.06%	-26.33%
2010	0.50%	3,065	36.832637	112,892	0.61%	26.21%
2010	0.80%	2,193	27.280173	59,825	0.61%	25.83%
2009	0.50%	3,501	29.184239	102,174	0.17%	112.11%
2009	0.80%	2,549	21.680199	55,263	0.17%	111.48%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.50%	1,448	41.454084	60,026	0.77%	9.98%
2013	0.80%	154	65.687029	10,116	0.77%	9.65%
2012	0.50%	2,197	37.691455	82,808	0.54%	2.87%
2012	0.80%	158	59.904316	9,465	0.54%	2.56%
2011	0.50%	2,645	36.640068	96,913	1.22%	-16.87%
2011	0.80%	196	58.408748	11,448	1.22%	-17.12%
2010	0.50%	2,658	44.073744	117,148	0.34%	28.59%
2010	0.80%	457	70.469847	32,205	0.34%	28.21%
2009	0.50%	2,435	34.274355	83,458	0.23%	56.75%
2009	0.80%	459	54.965972	25,229	0.23%	56.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2013	0.50%	1,788	$35.322815	$63,157	0.01%	43.08%
2013	0.80%	303	76.260026	23,107	0.01%	42.66%
2012	0.50%	1,335	24.686869	32,957	0.00%	17.15%
2012	0.80%	583	53.457547	31,166	0.00%	16.80%
2011	0.50%	1,610	21.073464	33,928	0.00%	-0.08%
2011	0.80%	570	45.770390	26,089	0.00%	-0.38%
2010	0.50%	2,251	21.089703	47,473	0.00%	34.87%
2010	0.80%	460	45.943029	21,134	0.00%	34.46%
2009	0.50%	2,303	15.637455	36,013	0.00%	39.60%
2009	0.80%	469	34.167709	16,025	0.00%	39.19%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.50%	4,667	22.823494	106,517	0.20%	30.03%
2013	0.80%	405	88.795213	35,962	0.20%	29.64%
2012	0.50%	4,443	17.552953	77,988	0.10%	14.94%
2012	0.80%	554	68.495126	37,946	0.10%	14.60%
2011	0.50%	4,781	15.270826	73,010	0.14%	-5.99%
2011	0.80%	594	59.769284	35,503	0.14%	-6.27%
2010	0.50%	5,710	16.243745	92,752	0.76%	23.14%
2010	0.80%	643	63.767991	41,003	0.76%	22.77%
2009	0.50%	5,883	13.191420	77,605	0.00%	47.00%
2009	0.80%	766	51.940893	39,787	0.00%	46.56%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.80%	37	12.142296	449	5.72%	6.90%
2009	0.80%	32	11.358910	363	3.37%	13.59%	5/1/2009
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.50%	1,076	11.285605	12,143	0.07%	11.67%
2010	0.80%	927	11.250005	10,429	0.07%	11.34%
2009	0.50%	4,853	10.106089	49,045	0.00%	1.06%	12/11/2009
2009	0.80%	1,226	10.104432	12,388	0.00%	1.04%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.50%	353	17.345278	6,123	4.37%	7.47%
2009	0.80%	736	16.809985	12,372	4.37%	7.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.80%	6	13.697907	82	11.08%	21.27%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.50%	435	13.079427	5,690	1.08%	31.10%
2009	0.80%	551	13.062701	7,198	1.08%	30.70%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.50%	582	13.814693	8,040	0.29%	18.57%
2009	0.80%	301	12.988959	3,910	0.29%	18.21%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.50%	258	11.436125	2,951	0.84%	33.12%
2009	0.80%	781	11.332557	8,851	0.84%	32.72%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.80%	364	13.366367	4,865	0.00%	24.84%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.50%	3,266	10.819699	35,337	0.15%	13.89%
2010	0.80%	724	16.948037	12,270	0.15%	13.55%
2009	0.50%	2,498	9.500282	23,732	1.20%	24.04%
2009	0.80%	752	14.925949	11,224	1.20%	23.67%

2013	Contract owners equity:				$17,444,780
2012	Contract owners equity:				$15,271,828
2011	Contract owners equity:				$15,790,875
2010	Contract owners equity:				$17,288,269
2009	Contract owners equity:				$16,696,674

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.